Share-based payments	12 Months Ended
Jun. 30, 2019
Disclosure Of Sharebased Payment Arrangements [Abstract]
Share-based payments

17. Share-based payments

The Company has adopted an Employee Share Option Plan (“ESOP”) and a Loan Funded Share Plan (“LFSP”) (together, “the Plans”) to foster an ownership culture within the Company and to motivate senior management and consultants to achieve performance targets. Selected directors, employees and consultants may be eligible to participate in the Plans at the absolute discretion of the board of directors, and in the case of directors, upon approval by shareholders. Due to changes in the Australian taxation regime, the Company no longer issues new LFSP since July 1, 2015.

Grant policy

In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.

Options issued to employees generally vest based on service or time conditions. In the year ended June 30, 2019, senior executives were issued options that vest based on performance conditions. For time based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.

The exercise price is determined by reference to the Company policy which is generally the volume weighted market price of a share sold on the ASX on the 5 trading days immediately before the Board approval date. In the case of options that have time based vesting conditions, the board of directors adds a 10% premium. Options with performance based vesting conditions are issued with no premium. The board of directors’ policy is not to issue options at a discount to the market price. The same approach is used to determine the purchase price to acquire a loan-funded share for the purposes of the LFSP.

The aggregate number of options which may be issued pursuant to the ESOP must not exceed 10,000,000 with respect to US incentive stock options, and with respect to Australian residents, the limit imposed under the Australian Securities and Investments Commission Class Order 14/1000.

In addition, the LFSP which has not been issued since July 1, 2015, has the following characteristics:

On grant date, the Company issues new equity (rather than purchasing shares on market), and the loan funded shares are placed in a trust which holds the shares on behalf of the employee. The trustee issues a limited recourse, interest free, loan to the employee which is equal to the number of shares multiplied by the price. A limited-recourse loan means that the repayment amount will be the lesser of the outstanding loan value (the loan value less any amounts that may have already been repaid) and the market value of the shares that are subject to the loan. The price is the amount the employee must pay for each loan funded share if exercised.

The trustee continues to hold the shares on behalf of the employee until the employee chooses to settle the loan pertaining to the shares and all vesting conditions have been satisfied, at which point ownership of the shares is fully transferred to the employee.

Any dividends paid by the Company, while the shares are held by the trustee, are applied as a repayment of the loan at the after-tax value of the dividend.

a.	Reconciliation of outstanding share based payments

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	26,108	—	(26,108)	—	—	—
INC	7/12/2010	26/10/2019	USD 0.340	319,892	—	—	—	319,892	319,892
17/LF3	9/07/2012	8/07/2018	AUD 6.67	150,000	—	—	(150,000)	—	—
22/LF8	4/09/2013	27/08/2018	AUD 6.26	225,000	—	—	(225,000)	—	—
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.36	650,000	—	—	(650,000)	—	—
25b	12/12/2014	31/10/2019	AUD 4.49	50,000	—	—	—	50,000	50,000
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,045,000	—	—	(1,790,000)
27/LF12	5/09/2014	30/06/2019	AUD 4.71		—	—	(255,000)*	—	—
28/LF13	9/10/2014	8/10/2019	AUD 4.52	75,000	—	—	—	75,000	75,000
29	25/11/2014	24/11/2019	AUD 4.00	240,000	—	—		240,000	240,000
30c(1)	25/03/2015	20/01/2019	AUD 4.98	135,000	—	—	(135,000)	—	—
30d(1)	25/03/2015	25/01/2019	AUD 4.98	300,000	—	—	(300,000)	—	—
30f(1)	25/03/2015	25/01/2019	AUD 4.98	200,000	—	—	(200,000)	—	—
30h(1)	25/03/2015	30/06/2019	AUD 4.69	400,000	—	—	(400,000)	—	—
30i(1)	25/03/2015	30/06/2019	AUD 4.44	600,000	—	—	(600,000)	—	—
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	150,000
31b	12/05/2015	16/02/2020	AUD 4.28	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.20	2,458,334	—	—	(150,000)*	2,308,334	2,308,334
33	26/08/2015	16/08/2022	AUD 4.05	75,000	—	—	—	75,000	75,000
34	27/04/2016	6/03/2023	AUD 2.80	3,380,000	—	—	(186,666)*	3,193,334	3,193,334
34a	27/04/2016	17/04/2023	AUD 2.74	200,000	—	—	—	200,000	200,000
34b	31/10/2016	6/03/2023	AUD 2.80	200,000	—	—	—	200,000	200,000
35	30/06/2016	18/01/2021	AUD 2.20	1,500,000	—	—	—	1,500,000	1,500,000
36	6/12/2016	5/12/2023	AUD 1.31	1,885,000	—	(75,000)	(140,000)*	1,670,000	1,116,666
36a	6/12/2016	5/12/2023	AUD 1.19	4,400,000	—	(212,000)	—	4,188,000	3,000,502
36b	13/01/2017	12/01/2024	AUD 1.65	300,000	—	—	—	300,000	300,000
37	28/06/2017	27/06/2024	AUD 2.23	300,000	—	—	(150,000)*	150,000	100,000
38	16/09/2017	15/09/2024	AUD 1.54	100,000	—	—	—	100,000	33,334
38a	16/09/2017	15/09/2024	AUD 1.40	150,000	—	—	—	150,000	150,000
39	13/10/2017	12/10/2024	AUD 1.94	2,215,000	—	—	(236,667)*	1,978,333	668,330
39a	13/10/2017	12/10/2024	AUD 1.76	1,900,000	—	—	—	1,900,000	1,300,000
40	24/11/2017	23/11/2024	AUD 1.41	750,000	—	—	—	750,000	250,000
40a	24/11/2017	23/11/2024	AUD 1.28	750,000	—	—	—	750,000	—
41	18/06/2018	17/06/2025	AUD 1.52		200,000	—	—	200,000	66,667
42	11/07/2018	10/07/2025	AUD 1.56		200,000	—	—	200,000	—
43	18/07/2018	17/07/2025	AUD 1.87		5,970,000	—	(125,000)*	5,845,000	—
44	15/07/2018	14/07/2025	AUD 1.72		300,000	—	—	300,000	—
45	30/11/2018	29/11/2025	AUD 1.33		590,000	—	—	590,000	—
46	19/01/2019	18/01/2026	AUD 1.45		5,000	—	—	5,000	—
47	19/01/2019	18/01/2026	AUD 1.45		150,000	—	—	150,000	75,000
June 30, 2019				26,329,334	7,415,000	(313,108)	(5,693,333)	27,737,893	15,572,059
Weighted average share purchase price				AUD 2.68	AUD 1.79	AUD 1.16	AUD 4.58	AUD 2.06	AUD 2.35

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	(127,956)	—	26,108	26,108
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	(127,956)	—	319,892	319,892
17/LF3	9/07/2012	8/07/2018	AUD 6.69	150,000	—	—	—	150,000	150,000
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	50,000	—	—	(50,000)	—	—
20/LF6	24/05/2013	23/05/2018	AUD 6.36	425,000	—	—	(325,000)
20/LF6	24/05/2013	23/05/2018	AUD 6.36		—	—	(100,000)*	—	—
21/LF7	3/09/2013	30/06/2018	AUD 5.92	1,865,000	—	—	(1,615,000)
22/LF8	4/09/2013	27/08/2018	AUD 6.28	225,000	—	—	—	225,000	225,000
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	50,000
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,070,000	—	—	(25,000)*	2,045,000	2,045,000
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	(75,000)*	—	—
28/LF13	9/10/2014	8/10/2019	AUD 4.54	85,000	—	—	(10,000)*	75,000	75,000
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	240,000
30a	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	(650,000)	—	—
30b	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	(235,000)	—	—
30c	25/03/2015	25/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d	25/03/2015	30/06/2019	AUD 5.00	300,000	—	—	—	300,000	300,000
30e	25/03/2015	23/07/2019	AUD 5.00	165,000	—	—	(165,000)	—	—
30f	25/03/2015	23/07/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g	25/03/2015	20/01/2019	AUD 4.71	300,000	—	—	(300,000)*	—	—
30h	25/03/2015	25/01/2018	AUD 4.71	400,000	—	—	—	400,000	400,000
30i	25/03/2015	25/01/2019	AUD 4.46	600,000	—	—	—	600,000	600,000
30j	25/03/2015	30/06/2019	AUD 4.71	150,000	—	—	(150,000)*	—	—
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	150,000
31b	12/05/2015	16/02/2020	AUD 4.30	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	2,620,000	—	—	(161,666)*	2,458,334	1,683,336
33	26/08/2015	16/08/2022	AUD 4.07	91,667	—	—	(16,667)*	75,000	50,000
34	27/04/2016	6/03/2023	AUD 2.82	3,621,667	—	—	(241,667)*	3,380,000	2,299,982
34a	27/04/2016	17/04/2023	AUD 2.76	200,000	—	—	—	200,000	133,334
34b	31/10/2016	6/03/2023	AUD 2.82	200,000	—	—	—	200,000	200,000
35	30/06/2016	30/06/2019	AUD 2.20	1,500,000	—	—	—	1,500,000	1,500,000
36	6/12/2016	5/12/2023	AUD 1.33	2,045,000	—	(33,333)	(126,667)*	1,885,000	611,666
36a	6/12/2016	5/12/2023	AUD 1.21	4,400,000	—	—	—	4,400,000	1,495,002
36b	13/01/2017	12/01/2024	AUD 1.67	450,000	—	—	(150,000)*	300,000	300,000
37	28/06/2017	27/06/2024	AUD 2.23	—	300,000	—	—	300,000	100,000
38	16/09/2017	15/09/2024	AUD 1.54	—	100,000	—	—	100,000	—
38a	16/09/2017	15/09/2024	AUD 1.40	—	150,000	—	—	150,000	—
39	13/10/2017	12/10/2024	AUD 1.94	—	2,310,000	—	(95,000)*	2,215,000	—
39a	13/10/2017	12/10/2024	AUD 1.76	—	2,000,000	—	(100,000)*	1,900,000	200,000
40	24/11/2017	23/11/2024	AUD 1.41	—	750,000	—	—	750,000	—
40a	24/11/2017	23/11/2024	AUD 1.28	—	750,000	—	—	750,000	—
June 30, 2018				25,100,246	6,360,000	(289,245)	(4,841,667)	26,329,334	14,339,320
Weighted average share purchase price				AUD 3.35	AUD 1.74	AUD 0.52	AUD 4.97	AUD 2.68	AUD 3.39

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	—	—	154,064	154,064
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	—	—	447,848	447,848
INC	7/12/2010	25/04/2017	USD 0.444	127,956	—	(127,956)	—	—	—
INC	7/12/2010	2/05/2017	USD 0.444	127,956	—	(127,956)	—	—	—
16/LF2	24/02/2012	23/02/2017	USD 8.480	340,000	—	—	(170,000)		—
16/LF2	24/02/2012	23/02/2017	AUD 8.48		—	—	(170,000)*		—
17/LF3	9/07/2012	8/07/2018	AUD 6.69	250,000	—	—	(100,000)*	150,000	150,000
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70	1,948,333	—	—	(1,673,333)
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70		—	—	(275,000)*	—	—
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	100,000	—	—	(50,000)*	50,000	50,000
20/LF6	24/05/2013	23/05/2018	AUD 6.36	595,000	—	—	(170,000)*	425,000	425,000
21/LF7	3/09/2013	30/06/2018	AUD 5.92	2,430,000	—	—	(565,000)*	1,865,000	1,865,000
22/LF8	4/09/2013	27/08/2018	AUD 6.28	225,000	—	—	—	225,000	225,000
23a	26/11/2013	10/10/2018	AUD 6.20	33,333	—	—	(33,333)*	—	—
24	17/12/2013	16/12/2018	AUD 6.25	25,000	—	—	(25,000)*	—	—
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	33,334
25	1/07/2014	6/04/2019	AUD 5.80	10,000	—	—	(10,000)*	—	—
26/LF11	24/07/2014	23/07/2019	AUD 4.71	125,000	—	—	(125,000)*	—
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,865,000	—	—	(795,000)*	2,070,000	1,380,004
27(ii)	4/08/2014	3/08/2019	AUD 4.60	50,000	—	—	(50,000)*	—	—
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	—	75,000	50,000
28/LF13	9/10/2014	8/10/2019	AUD 4.54	235,000	—	—	(150,000)*	85,000	56,666
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	160,002
30a	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	—	650,000	650,000
30b	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	—	235,000	235,000
30c	25/03/2015	25/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d	25/03/2015	30/06/2019	AUD 5.00	300,000	—	—	—	300,000	300,000
30e	25/03/2015	23/07/2019	AUD 5.00	165,000	—	—	—	165,000	165,000
30f	25/03/2015	23/07/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g	25/03/2015	20/01/2019	AUD 4.71	300,000	—	—	—	300,000	200,000
30h	25/03/2015	25/01/2018	AUD 4.71	400,000	—	—	—	400,000	266,668
30i	25/03/2015	25/01/2019	AUD 4.46	600,000	—	—	—	600,000	600,000
30j	25/03/2015	30/06/2019	AUD 4.71	150,000	—	—	—	150,000	100,000
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	100,000
31a	27/04/2015	16/02/2020	AUD 4.73	20,000	—	—	(20,000)*	—	—
31b	12/05/2015	16/02/2020	AUD 4.30	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	3,840,000	—	—	(1,220,000)*	2,620,000	873,334
33	26/08/2015	16/08/2022	AUD 4.07	125,000	—	—	(33,333)*	91,667	41,667
34	27/04/2016	6/03/2023	AUD 2.82	5,140,000	—	(16,667)	(1,501,666)*	3,621,667	1,218,324
34a	27/04/2016	17/04/2023	AUD 2.76	200,000	—	—	—	200,000	66,667
34b	31/10/2016	6/03/2023	AUD 2.82	—	200,000	—	—	200,000	200,000
35	30/06/2016	30/06/2019	AUD 2.22	1,500,000	—	—	—	1,500,000	—
36	6/12/2016	5/12/2023	AUD 1.33	—	2,095,000	—	(50,000)*	2,045,000	—
36a	6/12/2016	5/12/2023	AUD 1.21	—	4,400,000	—	—	4,400,000	816,667
36b	13/01/2017	12/01/2024	AUD 1.67	—	450,000	—	—	450,000	150,000
June 30, 2017				25,414,490	7,145,000	(272,579)	(1,843,333)	25,100,246	12,165,245
Weighted average share purchase price				AUD 4.39	AUD 1.32	AUD 0.72	AUD 5.10	AUD 3.35	AUD 4.36

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

The weighted average share price at the date of exercise of options exercised during the years ended June 30, 2019, 2018 and 2017 were AUD 2.06, AUD 1.46 and AUD 3.28 respectively. The weighted average remaining contractual life of share options and loan funded shares outstanding as of June 30, 2019, 2018 and 2017 were 4.53 years, 4.24 years and 4.09 years, respectively.

b.	Existing share-based payment arrangements

General terms and conditions attached to share based payments

Share options pursuant to the employee share option plan and shares pursuant to loan funded share plan are generally granted in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years.  Grants since July 1, 2015, are issued with a seven year term. Vesting occurs either based on achievement of performance conditions or progressively over the life of the option/share with the first tranche vesting one year from grant date, the second tranche two years from grant date, and the third tranche three years from grant date. On cessation of employment the Company’s board of directors determines if a leaver is a bad leaver or not. If a participant is deemed a bad leaver, all rights, entitlements and interests in any unexercised options or shares (pursuant to the loan funded share plan) held by the participant will be forfeited and will lapse immediately. If a leaver is not a bad leaver they may retain vested options and shares (pursuant to the loan funded share plan), however, they must be exercised within 60 days of cessation of employment (or within a longer period if so determined by the Company’s board of directors), after which time they will lapse. Unvested options will normally be forfeited and lapse.

This policy applies to all issues shown in the above table with the exception of the following:

25a(i&ii)

Options were granted in two equal tranches and vested on the date that the option holder had direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

INC.

As part of the acquisition of Mesoblast, Inc., Mesoblast, Inc. options were converted to options of the Company at a conversion ratio of 63.978. The Mesoblast, Inc. option exercise price per option was adjusted using the same conversion ratio. All options vested on acquisition date (December 7, 2010), and will expire according to their original expiry dates (with the exception of options held by directors which were limited to an expiry date not exceeding four years from acquisition).

31b 35

Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

Incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right.

36 (a&b)

Options were granted in two or three equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

38a & 40a

Options were granted in one tranche and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

39a

Options were granted in one or two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

Modifications to share-based payment arrangements

During the year ended June 30, 2015, the Company repurchased an aggregate amount of $13.9 million (AUD 17.7 million) of loans under LFSP and correspondingly cancelled 2,985,000 of the Company’s ordinary shares held in trust for certain employees of the Company. As remuneration for the repurchase of loans and cancellation of these ordinary shares under LFSP, the Company granted options to purchase 2,985,000 of the Company’s ordinary shares at exercise prices ranging from AUD 4.44 to AUD 4.98 under ESOP 30a to 30i. As of March 25, 2015 (the “modification date”), the total incremental fair value granted as a result of these modifications was $0.6 million. During the year ended June 30, 2018, as a result of a fully underwritten institutional and retail entitlement offer to existing eligible shareholders (on a 1 for 12 basis) in September 2017, the exercise price of all outstanding options at the time was reduced by A$0.02 per option subject to the ESOP plan under clause 7.3. There were no modifications made to share-based payment arrangements during the year ended June 30, 2017 and June 30, 2019.

c.	Fair values of share based payments

The weighted average fair value of share options granted during the years ended June 30, 2019, 2018 and 2017 were AUD 0.95, AUD 0.61 and AUD 1.46, respectively.

The fair value of all shared-based payments made has been calculated using the Black-Scholes model. This model requires the following inputs:

Share price at acceptance date

The share price used in valuation is the share price at the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement. This price is generally the volume weighted average share price for the five trading days leading up to the date.

Exercise price

The exercise price is a known value that is contained in the agreements.

Share price volatility

The model requires the Company’s share price volatility to be measured. In estimating the expected volatility of the underlying shares our objective is to approximate the expectations that would be reflected in a current market or negotiated exchange price for the option or loan funded share. Historical volatility data is considered in determining expected future volatility.

Life of the option/share

The life is generally the time period from grant date through to expiry. Certain assumptions have been made regarding “early exercise” i.e. options exercised ahead of the expiry date, with respect to option series 14 and later. These assumptions have been based on historical trends for option exercises within the Company and take into consideration exercise trends that are also evident as a result of local taxation laws.

Dividend yield

The Company has yet to pay a dividend so it has been assumed the dividend yield on the shares underlying the options will be 0%.

Risk free interest rate

This has been sourced from the Reserve Bank of Australia historical interest rate tables for government bonds.

Model inputs

The model inputs for the valuations of options approved and granted during the year ended June 30, 2019 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
41	2019	1.52	1.52	52.31%	5.8 yrs	0%	2.16%
42	2019	1.56	1.56	52.40%	6.1 yrs	0%	2.36%
43	2019	1.87	1.70	52.78%	5.9 yrs	0%	2.27%
44	2019	1.72	1.59	54.40%	5.6 yrs	0%	1.91%
45	2019	1.33	1.33	54.11%	6.1 yrs	0%	2.01%
46	2019	1.45	1.33	53.92%	5.8 yrs	0%	1.14%
47	2019	1.45	1.33	53.95%	5.8 yrs	0%	1.19%

(1)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2019 was AUD 1.48.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2018 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
37	2018	2.23	2.02	52.21%	5.8 yrs	0%	2.22%
38	2018	1.54	1.37	52.04%	5.8 yrs	0%	2.41%
38a	2018	1.40	1.37	52.56%	5.8 yrs	0%	2.27%
39	2018	1.94	1.34	52.49%	5.9 yrs	0%	2.16%
39a	2018	1.76	1.34	52.49%	5.9 yrs	0%	2.16%
40	2018	1.41	1.32	52.35%	5.8 yrs	0%	2.43%
40a	2018	1.28	1.32	52.35%	5.8 yrs	0%	2.43%

(1)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2018 was AUD 2.08.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2017 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
34b	2017	2.82	1.24	51.13%	4.6 yrs	0%	2.16%
36	2017	1.33	2.32	51.63%	5.5 yrs	0%	2.15%
36a	2017	1.21	2.32	51.63%	5.5 yrs	0%	2.15%
36b	2017	1.67	2.32	51.63%	5.6 yrs	0%	2.15%

(1)	Expected life after factoring likely early exercise.

The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2017 was AUD 1.08.